Bank Loans - Summary of Bank Loans (Parenthetical) (Details) $ in Thousands, ¥ in Millions																		1 Months Ended			12 Months Ended
		Dec. 24, 2020 USD ($)	Dec. 24, 2020 CNY (¥)	Dec. 14, 2020 USD ($)	Dec. 14, 2020 CNY (¥)	Dec. 09, 2020 USD ($)	Dec. 09, 2020 CNY (¥)	Nov. 17, 2020 USD ($)	Nov. 05, 2020 USD ($)	Sep. 03, 2020 USD ($)	May 26, 2020 USD ($) Mortgage Apartment	May 26, 2020 CNY (¥) Mortgage Apartment	May 14, 2020 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 13, 2020 USD ($)	Mar. 13, 2020 CNY (¥)	Dec. 24, 2019 USD ($)	Dec. 24, 2019 CNY (¥)	Nov. 25, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 CNY (¥)	Nov. 17, 2020 CNY (¥)	Nov. 05, 2020 CNY (¥)	Sep. 03, 2020 CNY (¥)	May 26, 2020 CNY (¥)	May 14, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥)	Nov. 25, 2019 CNY (¥)	Nov. 20, 2019 USD ($)	Nov. 20, 2019 CNY (¥)	May 20, 2015 USD ($)	May 20, 2015 CNY (¥)
Line of Credit Facility [Line Items]
- Proceeds from bank loans																					$ 33,227		$ 2,109		$ 18,898
Short-term bank loans and current portion of long-term bank loans (note 11)																					32,941		5,934
Long-term bank loans																					2,155		0
Sinovac Dalian
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage								5.88%																			5.88%
Line of credit facility, maximum borrowing capacity								$ 30,651																			¥ 200.0
- Proceeds from bank loans				$ 1,992	¥ 13.0
Debt instrument, description of variable rate basis								123 basis point
Debt instrument, basis spread on variable rate								1.23%
Debt Instrument, Collateral Amount								$ 23,015																			¥ 150.2							$ 2,567	¥ 16.7
Bank of Beijing [Member] | Sinovac LS
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage														3.05%																		3.05%
Line of credit facility, maximum borrowing capacity														$ 4,598																		¥ 30.0
- Proceeds from bank loans														$ 4,598	¥ 30.0
Bank of China [Member]
Line of Credit Facility [Line Items]
Short-term bank loans and current portion of long-term bank loans (note 11)	[1]																				1,993		1,005
Bank of China [Member] | Sinovac Dalian
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage						4.40%	4.40%									5.00%	5.00%
Line of credit facility, maximum borrowing capacity																																		$ 3,065	¥ 20.0
- Proceeds from bank loans						$ 920	¥ 6.0									$ 1,073	¥ 7.0	$ 1,005	¥ 7.0
Repayments of debt		$ 1,005	¥ 7.0
Debt instrument, description of variable rate basis						55 basis point	55 basis point									95 basis point	95 basis point
Debt instrument, basis spread on variable rate						0.55%	0.55%									0.95%	0.95%
Silicon Valley Bank | Sinovac Dalian
Line of Credit Facility [Line Items]
Proceeds from lines of credit																					6,503	¥ 42.4	$ 1,087	¥ 7.6
Repayments of lines of credit																					1,087	7.6
Silicon Valley Bank | Sinovac Dalian | Revolving Credit Facility
Line of Credit Facility [Line Items]
Debt Instrument, face amount																				$ 7,663													¥ 50.0
Debt instrument, description of variable rate basis																				125 basis points
Debt instrument, basis spread on variable rate																				1.25%
Debt instrument, interest rate, stated percentage																				5.10%													5.10%
Silicon Valley Bank | Sinovac LS
Line of Credit Facility [Line Items]
Proceeds from lines of credit																					18,361	119.8
Silicon Valley Bank | Sinovac LS | Revolving Credit Facility
Line of Credit Facility [Line Items]
Debt Instrument, face amount										$ 10,728			$ 7,663																¥ 70.0		¥ 50.0
Debt instrument, description of variable rate basis										120 basis points			120 basis points
Debt instrument, basis spread on variable rate										1.20%			1.20%
Debt instrument, interest rate, stated percentage										5.05%			5.05%																5.05%		5.05%
Guangdong Development Bank [Member]
Line of Credit Facility [Line Items]
Short-term bank loans and current portion of long-term bank loans (note 11)	[2]																				1,378
Guangdong Development Bank [Member] | Sinovac Dalian
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage									5.00%																			5.00%
Line of credit facility, maximum borrowing capacity									$ 1,379																			¥ 9.0
- Proceeds from bank loans																					1,378	¥ 9.0
Debt instrument, description of variable rate basis									115 basis point
Debt instrument, basis spread on variable rate									1.15%
Debt Instrument, Collateral Amount									$ 2,196																			¥ 14.3
China Merchants Bank [Member]
Line of Credit Facility [Line Items]
Short-term bank loans and current portion of long-term bank loans (note 11)	[3]																				108
Long-term bank loans	[3]																				$ 163
China Merchants Bank [Member] | Sinovac Dalian
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage											5.60%																			5.60%
Debt instrument, description of variable rate basis											175 basis point	175 basis point
Debt instrument, basis spread on variable rate											1.75%	1.75%
Debt Instrument, Collateral Amount											$ 672																			¥ 4.4
Number of mortgage entered | Mortgage											4	4
Aggregate mortgage amount											$ 333																			¥ 2.1
Number of apartments purchased | Apartment											4	4
Mortgage loans, description of terms																					Principals and interests are repaid monthly over a term of 36 months.	Principals and interests are repaid monthly over a term of 36 months.
Mortgage loan principal and interest repaid											$ 58	¥ 0.4
Short-term bank loans and current portion of long-term bank loans (note 11)																					$ 108					¥ 0.7
Long-term bank loans																					$ 163					¥ 1.1
Bank Term Loan Drawn On July 2015 | Bank of Beijing [Member] | Sinovac Beijing
Line of Credit Facility [Line Items]
Debt Instrument, face amount																																				$ 7,356	¥ 48.0

[1]	On November 20, 2019, Sinovac Dalian entered into a maximum credit facility of $3,065 (RMB 20 million) with Bank of China to finance its working capital requirements. $1,005 (RMB 7 million) was drawn on December 24, 2019 and was repaid on December 24, 2020. On March 13, 2020, Sinovac Dalian withdrew $1,073 (RMB 7 million) with an annual interest rate at 95 basis point above the prime rate of a one year term loan published by the People’s Bank of China, at 5.00%. On December 9, 2020, Sinovac Dalian withdrew $920 (RMB 6 million) with an annual interest rate at 55 basis point above the prime rate of a one year term loan published by the People’s Bank of China, at 4.40%. Interest is payable monthly and the loans are repayable on March 13, 2021 and December 9, 2021, respectively. Buildings of Sinovac Dalian with a net book value of $2,567 (RMB 16.7 million) were pledged as collateral.
[2]	On November 5, 2020, Sinovac Dalian entered into a maximum credit facility of $1,379 (RMB 9 million) with Guangdong Development Bank to finance its working capital requirements. $1,378 (RMB 9.0 million) was drawn during 2020 and payable on or before November 29, 2021. The loan bears interest at 115 basis point above the prime rate of one year term loan published by the People’s Bank of China, at 5% and interest is payable monthly. Prepaid land lease payments of Sinovac Dalian with a net book value of $2,196 (RMB 14.3 million) were pledged as collateral.
[3]	On May 26, 2020, Sinovac Dalian entered into four mortgages in the total amount of $333 (RMB 2.1 million) with China Merchants Bank to purchase four apartments. The loans bears annual interest rate at 175 basis point above the prime rate of a one year term loan published by the People’s Bank of China, at 5.6%. Principals and interests are repaid monthly over a term of 36 months. Sinovac Dalian repaid $58 (RMB 0.4 million) in principal and interest in 2020. As of December 31, 2020, $108 (RMB 0.7 million) is recorded in bank loans due within one year and $163 (RMB 1.1 million) is recorded in long-term bank loans. Buildings of Sinovac Dalian with a net book value of $672 (RMB 4.4 million) were pledged as collateral.